Financial risk management - Additional Information (Details) £ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)	Apr. 21, 2017 EUR (€)	Apr. 21, 2017 GBP (£)	Apr. 21, 2017 USD ($)	Apr. 20, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity									€ 80,000,000.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 14,500,000	€ 5,100,000	€ 14,800,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk		150,000,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity		€ 80,000,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility | $						$ 14,000,000
Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent		3.90%	13.80%
US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent		13.90%
Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent		2.70%
LIBOR | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in interest rate		0.25%	(0.25%)		0.25%	0.25%
EURIBOR | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in interest rate		(0.15%)			(0.15%)	(0.15%)
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	200,000	€ 100,000	€ 100,000
Foreign exchange forward contract | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	500,000	€ 700,000	600,000
Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	2,200,000	€ 2,400,000	2,200,000
Foreign exchange forward contract | Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 500,000	€ 700,000	400,000
Derivative financial instruments | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 484,000,000	€ 367,800,000
Derivative financial instruments | Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	69.00%	69.80%	98.00%	69.00%	69.80%	69.80%
Financial asset		€ 6,500,000	€ 11,000,000
Derivative financial instruments | Foreign exchange forward contract | Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	58.00%	68.00%	86.90%	58.00%	68.00%	68.00%
Financial asset		€ 1,500,000	€ 1,100,000
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings		€ 400,000
Percentage of financial instruments not designated as hedging		17.20%			17.20%	17.20%
Hedges of net investment in foreign operations | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness		€ 0	€ 0
Hedges of net investment in foreign operations | Cross currency interest rate swap | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments		82.80%			82.80%	82.80%
Hedges of net investment in foreign operations | Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £					£ 187.6
Risk exposure associated with instruments sharing characteristic, concentration percentage			99.00%
Gains (losses) on hedges of net investments in foreign operations, net of tax		€ 12,400,000
Sensitivity analysis for types of market risk, actual change in risk variable, percent		5.80%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Risk exposure associated with instruments sharing characteristic		€ 2,200,000
Hedges of net investment in foreign operations | Loans and Borrowings | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments											80.00%	80.00%	80.00%	80.00%
Hedges of net investment in foreign operations | Loans and Borrowings | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage		93.10%			93.10%	93.10%
Gains (losses) on hedges of net investments in foreign operations, net of tax		€ (4,300,000)
Gain on retranslation of loans	€ 6,800,000		€ 35,400,000
Hedges of net investment in foreign operations | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £					£ 187.6
Cash flow hedges | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 299,300,000			£ 226.7						€ 570,500,000
Amount exchanged from											€ 271,200,000
Amount exchanged to | £												£ 226.7
Cash flow hedges | Derivative financial instruments | Cross currency interest rate swap | Pound Sterling | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate of hedging instrument		100.00%			100.00%	100.00%
Cash flow hedges | Derivative financial instruments | Cross currency interest rate swap | Euro | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate of hedging instrument		58.30%			58.30%	58.30%
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | $						$ 610,000,000		$ 610,000,000.0		$ 610,000,000.0			$ 610,000,000.0
2024 fixed rate senior secured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 400,000,000							€ 400,000,000.0
Interest rate									3.25%	3.25%
Debt instrument term		7 years
Senior EURO Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 500,000,000					€ 500,000,000.0		€ 500,000,000.0
Weighted average | Cash flow hedges | Derivative financial instruments | Cross currency interest rate swap | Pound Sterling | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate of hedging instrument		65.80%	157.00%		65.80%	65.80%
Weighted average | Cash flow hedges | Derivative financial instruments | Cross currency interest rate swap | Euro | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate of hedging instrument		38.90%	66.00%		38.90%	38.90%
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate		0.00%			0.00%	0.00%